Bank Borrowings - Schedule of Bank Borrowings (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Bank loans secured and repayable
Within 12 months	$ 501,522	$ 64,405	$ 480,619
Over 1 year	1,505,343	193,315	2,012,828
Total	$ 2,006,865	$ 257,720	$ 2,493,447